Document and Entity Information	Sep. 20, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001645460
Document Type	8-K
Document Period End Date	Sep. 20, 2026
Entity Registrant Name	Cue Biopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38327
Entity Tax Identification Number	47-3324577
Entity Address, Address Line One	40 Guest Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	(617)
Local Phone Number	949-2680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CUE
Entity Emerging Growth Company	false